Other assets and liabilities F.5. Assets and liabilities related to contract with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Assets [Line Items]
Contract assets, net	$ 77	$ 69	[1]
Contract liabilities [abstract]
Short-term portion	88	97	[1]
Revenue that was included in contract liability balance at beginning of period	91	86
Transaction price allocated to remaining performance obligations	81
Contract Costs, Net [Roll Forward]
Contract costs, net, beginning of period	10	8
Change in scope	0	2
Contract costs capitalized	5	2
Amortization of contract costs	(3)	(1)
Contract costs, net, end of period	8	5
Long-term portion
Contract Assets [Line Items]
Contract assets, net	21	18
Short-term portion
Contract Assets [Line Items]
Contract assets, net	61	54
Provisions
Contract Assets [Line Items]
Contract assets, net	(5)	(4)
Current contract liabilities
Contract liabilities [abstract]
Long-term portion	2	2
Short-term portion	87	95
Total	88	$ 97
1 year
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	81
Later than 1 year
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	$ 1

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.